Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Common stock issued under employee plans (in shares)	9,961,389	15,091,320	20,669,785
Purchases of treasury stock under employee plans (in shares)	1,666,069	2,406,007	1,717,246
Sales of treasury stock under employee plans (in shares)	1,849,883	2,746,169	4,920,198
Other treasury shares purchased, not retired (in shares)	73,121,942	61,246,371	88,683,716